CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 1,517,760	$ 2,208,682	$ 739,323
Unrealized gain on available-for-sale securities:
Unrealized holding gains arising during the period net of taxes (benefit) of $43,000, ($6,000) and $26,000 for the fiscal years 2016, 2015 and 2014, respectively (Note 14)	85,515	66,621	31,966
Reclassification adjustment for net (losses) included in net income, net of taxes of ($8,000) for the year ended July 31, 2016 and ($69,000) for the year ended July 31, 2014 (Note 14)	(17,007)		(86,187)
Unrealized gain (loss) on available-for-sale securities, net of taxes	68,508	66,621	(54,221)
Comprehensive income	$ 1,586,268	$ 2,275,303	$ 685,102